Supplemental information on oil and gas producing activities (unaudited) - Reserve information (Details) - gal		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		2,002	1,770	1,894
Proved reserves, Revisions of previous estimates	[1]	63	315	(72)
Proved reserves, Improved recovery		81	139	113
Proved reserves, Purchases		48	0	30
Proved reserves, Extensions and discoveries		57	12	42
Proved reserves, Sales		0	(3)	(1)
Proved reserves, Production		(240)	(231)	(236)
Closing balance		2,011	2,002	1,770
Proved developed reserves: Opening balance		1,370	1,297	1,365
Proved developed reserves: Closing balance		1,376	1,370	1,297
Proved undeveloped reserves: Opening balance		632	473	529
Proved undeveloped reserves: Closing balance		635	632	473
Gas
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		3,151	2,921	2,906
Proved reserves, Revisions of previous estimates	[1]	(104)	431	51
Proved reserves, Improved recovery		21	107	74
Proved reserves, Purchases		50	0	171
Proved reserves, Extensions and discoveries		33	0	8
Proved reserves, Sales		0	(4)	0
Proved reserves, Production		(323)	(304)	(289)
Closing balance		2,828	3,151	2,921
Proved developed reserves: Opening balance		2,561	2,636	2,662
Proved developed reserves: Closing balance		2,174	2,561	2,636
Proved undeveloped reserves: Opening balance		590	285	244
Proved undeveloped reserves: Closing balance		654	590	285
Oil
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		1,449	1,257	1,384
Proved reserves, Revisions of previous estimates	[1]	81	240	(81)
Proved reserves, Improved recovery		77	120	100
Proved reserves, Purchases		39	0	0
Proved reserves, Extensions and discoveries		52	12	41
Proved reserves, Sales		0	(3)	(1)
Proved reserves, Production		(183)	(177)	(186)
Closing balance		1,515	1,449	1,257
Proved developed reserves: Opening balance		921	834	898
Proved developed reserves: Closing balance		995	921	834
Proved undeveloped reserves: Opening balance		528	423	486
Proved undeveloped reserves: Closing balance		520	528	423

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.